Submission	Jun. 12, 2025
Submission [Line Items]
Central Index Key	0001061937
Registrant Name	HOST HOTELS & RESORTS L.P.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES